Organization and summary of significant accounting policies	12 Months Ended
Dec. 31, 2019
Predecessor Company
Organization and summary of significant accounting policies
(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Alexo Therapeutics Limited, or the Company, was initially incorporated in Ireland on March 13, 2015 and changed its name to ALX Oncology Limited on October 11, 2018. The Company is a clinical-stage immuno-oncology company focused on helping patients fight cancer by developing therapies that block the CD47 checkpoint pathway and bridge the innate and adaptive immune system.

The Company owns a direct subsidiary, ALX Oncology Inc., incorporated in the United States, as well as a direct subsidiary incorporated in Malta, Alexo International Holdings Ltd. The Company also has two indirect subsidiaries, Alexo Therapeutics International, incorporated in the Cayman Islands, which is a wholly-owned subsidiary of Alexo International Holdings Ltd. and Sirpant Therapeutics, incorporated in the Cayman Islands, which is a wholly-owned subsidiary of Alexo Therapeutics International, collectively, the Subsidiaries.

The Company completed an internal reorganization transaction in April 2020, pursuant to which ALX Oncology Limited became a wholly-owned subsidiary of ALX Oncology Holdings Inc., a newly formed Delaware corporation. As part of the transaction, all of the equity, option and warrant holders of ALX Oncology Limited became equity, option and warrant holders of ALX Oncology Holdings Inc., holding the same number of corresponding shares, options and/or warrants in ALX Oncology Holdings Inc., as they did in the Company immediately prior to the reorganization (Note 13).

Basis of Preparation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or U.S. GAAP.

Principles of Consolidation

All intercompany balances and transactions have been eliminated in consolidation.

Unaudited Pro Forma Information

Immediately prior to the completion of this offering, all outstanding convertible preferred shares will automatically convert into ordinary shares. Unaudited pro forma basic and diluted net loss per share has been computed to give effect to the conversion of all outstanding convertible preferred shares and cumulative dividends on the convertible preferred shares into ordinary shares. The unaudited pro forma net loss per share does not include the shares expected to be sold and related proceeds to be received from the initial public offering.

Need for Additional Capital

Since commencing operations, none of the Company’s product candidates have received marketing approval from the U.S. Food and Drug Administration, or FDA, or any other federal, state, local or foreign governmental or regulatory authority and therefore the Company has not generated any revenue from drug product sales. The Company had an accumulated deficit of $72.8 million as of December 31, 2019 and management does not expect to experience positive cash flows in the foreseeable future. Based on management’s current plans, management believes cash of $9.0 million as of December 31, 2019, along with the $105.0 million of gross proceeds from the issuance of Series C convertible preferred shares in February 2020 (Note 13), are sufficient to fund operations through at least one year from the date of the issuance of these consolidated financial statements.

Management expects to incur additional losses in the future to conduct product candidate research and development and to conduct pre-commercialization activities and recognizes the need to raise additional capital to fully implement its business plan. The Company intends to raise such capital through the sale of additional equity, debt financings or strategic alliances with third parties. However, there can be no assurance that the Company will be successful in acquiring additional funding at levels sufficient to fund its operations or on terms acceptable to the Company. If the Company is unsuccessful in its efforts to raise additional financing, the Company could be required to significantly reduce operating expenses and delay, reduce the scope of or eliminate some of its development programs or its future commercialization efforts, out-license intellectual property rights to its product candidates and sell unsecured assets, or a combination of the above, any of which may have a material adverse effect on the Company’s business, results of operations, financial condition and/or its ability to fund its scheduled obligations on a timely basis or at all.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. On an ongoing basis, management evaluates its estimates, including those related to the estimated useful lives of long-lived assets, clinical trial accruals, fair value of assets and liabilities, Series B convertible preferred shares warrant liability, term loan compound derivative liability, term loan, valuation of ordinary shares, income taxes and share-based compensation. Management bases its estimates on historical experience and on various other market-specific and relevant assumptions that management believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Cash

The Company holds its cash in checking and interest-bearing accounts.

Concentration of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company is exposed to credit risk in the event of default by the financial institutions holding its cash. The Company has not experienced any losses on its deposits of cash.

The Company’s future results of operations involve a number of other risks and uncertainties. Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, uncertainty of results of clinical trials and reaching milestones, uncertainty of regulatory approval of the Company’s potential product candidates, uncertainty of market acceptance of the Company’s product candidates, competition from substitute products and larger companies, securing and protecting proprietary technology, strategic relationships and dependence on key individuals or sole-source suppliers.

The Company’s product candidates require approvals from the FDA and comparable foreign regulatory agencies prior to commercial sales in their respective jurisdictions. There can be no assurance that any product candidates will receive the necessary approvals. If the Company was denied approval, approval was delayed or the Company was unable to maintain approval for any product candidate, it could have a materially adverse impact on the Company.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation of property and equipment is provided using the straight-line method over the estimated useful lives of the assets (Note 3). Upon sale or retirement of assets, the cost and related accumulated depreciation or amortization are removed from the consolidated balance sheet and the resulting gain or loss is reflected in the consolidated statement of operations and comprehensive loss. Maintenance and repairs are charged to the consolidated statement of operations and comprehensive loss as incurred.

The useful lives of the property and equipment are as follows:

Research and development equipment	5 years
Furniture and office equipment	5 years
Computer equipment	3 years
Software	3 years
Leasehold improvements	Shorter of 7 years or remaining of lease term

Impairment of Long-Lived Assets

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amount to the future undiscounted net cash flows which the asset or asset group are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds its fair value. Fair value is determined using various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. There were no impairment charges recognized in the years ended December 31, 2018 and December 31, 2019.

Fair Value of Financial Instruments

The Company applies fair value accounting for all financial assets and liabilities and nonfinancial assets and liabilities that are required to be recognized or disclosed at fair value in the consolidated financial statements. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where observable prices or inputs are not available valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

The Company’s financial instruments consist of cash, accounts receivable, accounts payable, the term loan compound derivative liability and the Series B convertible preferred shares warrant liability. The term loan compound derivative liability and the Series B convertible preferred shares warrant liability are re-measured at the end of every period and carried at fair value (Note 2). The recorded value of the Company’s accounts receivable and accounts payable approximates its current fair value due to the relatively short-term nature of these items.

Term Loan

The Company accounts for the Loan and Security Agreement, dated as of December 20, 2019, with Silicon Valley Bank, and WestRiver Innovation Lending Fund VIII, LP, collectively as lenders, and Silicon Valley Bank, as administrative agent and collateral agent, as a liability measured at net proceeds less debt discount and is accreted to the face value of the term loan over its expected term using the effective interest method. The Company considers whether there are any embedded features in its debt instruments that require bifurcation and separate accounting as derivative financial instruments pursuant to Accounting Standards Codification, or ASC, Topic 815, Derivatives and Hedging.

Convertible Preferred Shares

The Company records convertible preferred shares net of issuance costs on the dates of issuance, which represents the carrying value. In the event of a change of control of the Company, proceeds will be distributed in accordance with the liquidation preferences set forth in its Constitution unless the holders of convertible preferred shares have converted their convertible preferred shares into ordinary shares. Convertible preferred shares are classified outside of shareholders’ deficit on the accompanying consolidated balance sheets as events triggering the liquidation preferences are not solely within the Company’s control. The Company has elected not to adjust the carrying values of the convertible preferred shares to the liquidation preferences of such shares because of the uncertainty of whether or when such an event would occur.

Series B Convertible Preferred Shares Warrant Liability

The Company has issued freestanding warrants to purchase its Series B convertible preferred shares. Freestanding warrants for the Company’s convertible preferred shares that are classified outside of permanent equity are recorded at fair value, and are subject to re-measurement at each balance sheet date until the earlier of the exercise of the warrants or the completion of a liquidation event. Upon exercise, the Series B convertible preferred shares warrant liability would be reclassified to additional paid-in capital, with any change in fair value recognized as a component of other income (expense), net.

Revenue Recognition

To date, the Company has derived revenue from providing research and development services on a time and materials basis to a related-party. The Company recognizes such revenues over time as services are delivered, and invoices the customer as the work is incurred in arrears.

Effective January 1, 2018, the Company adopted ASC Topic 606, Revenue from Contracts with Customers (Topic 606) on a full retrospective basis. This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. In accordance with Topic 606, the Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services.

To determine revenue recognition for arrangements that the Company determines are within the scope of Topic 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation.

As part of the Company’s consideration as to whether the Company has entered into a contract with a customer, it considers whether it is probable that it will collect the consideration it is entitled to in exchange for the goods and services it transfers to the customer. At contract inception, the Company assesses the goods or services promised within each contract that falls under the scope of Topic 606, determines those that are performance obligations, and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated based on their standalone selling price to the respective performance obligation when (or as) the performance obligation is satisfied.

Cost of Services for Related-Party Revenue

The Company incurs costs associated with related-party services including direct labor and associated employee benefits, laboratory supplies, and other expenses. These costs are recorded in cost of services for related-party revenue as a component of total operating expenses in the accompanying consolidated statements of operations and comprehensive loss.

Research and Development Costs

Research and development costs are expensed as incurred and consist primarily of salaries and benefits, share-based compensation expense, lab supplies and facility costs, as well as fees paid to nonemployees and entities that conduct certain research and development activities on behalf of the Company and expenses incurred in connection with license agreements (Note 9). Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are capitalized and recorded in prepaid expenses and other current assets, and then expensed as the related goods are delivered or the services are performed.

Clinical and Manufacturing Accruals

The Company records accruals for estimated costs of research, preclinical studies and clinical trials, and manufacturing development, which are a significant component of research and development expenses. A substantial portion of the Company’s ongoing research and development activities are conducted by third-party service providers, including contract research organizations, or CROs, and contract manufacturing organizations, or CMOs. The Company’s contracts with CROs generally include pass-through fees such as regulatory expenses, investigator fees, travel costs and other miscellaneous costs, including shipping and printing fees. The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided to the Company under such contracts. The Company accrues the costs incurred under agreements with these third parties based on estimates of actual work completed in accordance with the respective agreements. The Company determines the estimated costs through discussions with internal personnel and external service providers as to the progress or stage of completion of the services and the agreed-upon fees to be paid for such services.

The Company makes significant judgments and estimates in determining the accrual balance at the end of each reporting period. As actual costs become known, the Company adjusts its accruals. Although the Company does not expect its estimates to be materially different from amounts actually incurred, the Company’s understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in the Company reporting amounts that are too high or too low in any particular period. To assist in its estimates the Company relies upon the receipt of timely and accurate reporting from information provided as part of its clinical and non-clinical studies and other third-party vendors. Through December 31, 2019, there have been no material differences from the Company’s accrued estimated expenses to the actual clinical trial expenses. However, variations in the assumptions used to estimate accruals, including, but not limited to, the number of patients enrolled, the rate of patient enrollment, and the actual services performed, and related costs may vary from the Company’s estimates, resulting in adjustments to clinical trial expense in future periods. Changes in these estimates that result in material changes to the Company’s accruals could materially affect its financial position and results of operations.

Share-Based Compensation Expense

The Company accounts for share-based compensation by measuring and recognizing compensation expense for all share-based payments made to employees, directors and non-employees based on estimated grant-date fair values. The Company uses the straight-line method to allocate compensation expense to reporting periods over each optionee’s requisite service period, which is generally the vesting period, and estimates the fair value of share-based awards to employees and directors using the Black-Scholes option-pricing model. The Black-Scholes model requires the input of subjective assumptions, including expected volatility, expected dividend yield, expected term, risk-free rate of return and the estimated fair value of the underlying ordinary shares on the date of grant. The Company accounts for the effect of forfeitures as they occur.

Segment Reporting

The Company manages its operations as a single operating segment for the purposes of assessing performance and making operating decisions. All of the Company’s assets are maintained in the United States and Ireland.

Foreign Currency Transactions

The functional currency of the Company’s operation and each of its subsidiaries is U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate prevailing on the balance sheet date. Expenses are translated at the average exchange rates prevailing during the applicable period. Foreign currency transaction gains and losses are included in the consolidated statement of operations and comprehensive loss and recorded in other income (expense), net, and was immaterial for the years ended December 31, 2018 and December 31, 2019, respectively.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the consolidated financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect for the period in which the temporary differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the consolidated statements of operations and comprehensive loss in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies and results of recent operations. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, it would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company recognizes benefits of uncertain tax positions if it is more likely than not that such positions will be sustained upon examination based solely on their technical merits, as the largest amount of benefit that is more likely than not to be realized upon the ultimate settlement. The Company’s policy is to recognize interest and penalties related to the underpayment of income taxes as a component of income tax expense or benefit.

Net Loss Per Share Attributable to Ordinary Shareholders

Basic net loss per share is calculated by dividing the net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period, without consideration for ordinary share equivalents. Net loss attributable to ordinary shareholders is calculated by adjusting net loss of the Company for cumulative preferred share dividends. Diluted net loss per share is the same as basic net loss per share, since the effects of potentially dilutive securities are antidilutive given the net loss for each period presented.

The Company applies the two-class method to compute basic and diluted net loss per share when it has issued shares that meet the definition of participating securities. The two-class method determines net loss per share for each class of ordinary and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires net loss available to ordinary shareholders for the period to be allocated between ordinary and participating securities based upon their respective rights to share in the earnings as if all net loss for the period had been distributed. The Company’s convertible preferred shares participate in any dividends declared by the Company and are therefore considered to be participating securities. The participating securities are not required to participate in the losses of the Company, and therefore during periods of loss there is no allocation required under the two-class method.

Unaudited Pro Forma Net Loss Per Share Attributable to Ordinary Shareholders

In contemplation of an initial public offering, or IPO, the Company has presented unaudited pro forma basic and diluted net loss per share attributable to ordinary shareholders for the year ended December 31, 2019. Unaudited pro forma basic net loss per share attributable to ordinary shareholders as of December 31, 2019 is computed to give effect to adjustments to the denominator in the pro forma basic and diluted net loss per share calculation to reflect the conversion of all of the Company’s outstanding convertible preferred shares and cumulative dividends into 11,253,839 ordinary shares, as if the conversion had occurred as of the beginning of the period or the original date of issuance, if later.

Unaudited pro forma diluted net loss attributable to ordinary shareholders is the same as unaudited pro forma basic net loss per share attributable to ordinary shareholders for the period as the impact of any potentially dilutive securities was anti-dilutive, which has been computed to give effect to the adjustment noted above. The pro forma net loss per share attributable to ordinary shareholders does not include proceeds to be received from nor does it include shares expected to be sold in the assumed IPO.

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2016, the FASB issued ASU No. 2016-02 (Topic 842), Leases (ASU 2016-02). ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases. ASU No. 2016-02 will also require new qualitative and quantitative disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. In November 2019, the FASB issued ASU No. 2019-10, which extends the effective date of ASU No. 2016-02 for non-public business entities, including smaller reporting companies, to fiscal years beginning after December 15, 2020. The new standard is effective for the Company beginning January 1, 2021. Early adoption is permitted. The Company is currently evaluating the effects of the adoption of this guidance on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. In February 2020, the FASB issued ASU No. 2020-02 and delayed the effective date of Topic 326 until fiscal year beginning after December 15, 2022. The new standard is effective for the Company beginning January 1, 2023. Early adoption is permitted. The Company is currently evaluating the effects of the adoption of this guidance on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2021. ASU 2019-12 is effective for the Company beginning January 1, 2022. Early adoption is permitted. The Company is currently in the process of evaluating the effects of the adoption of this guidance on the Company’s financial statements and does not expect it to have a material impact on its consolidated financial statements.

New Accounting Pronouncements Recently Adopted

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires that restricted cash and cash equivalents be included as components of total cash and cash equivalents as presented on the statement of cash flows. ASU 2016-18 was effective for fiscal years beginning after December 15, 2018, and a retrospective transition method is required. The Company adopted this guidance on January 1, 2019. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480): Accounting for Certain Financial Instruments with Down Round Features. ASU No. 2017-11 provides guidance that eliminates the requirement to consider “down round” features when determining whether certain financial instruments or embedded features are indexed to an entity’s stock and need to be classified as liabilities. ASU 2017-11 provides for entities to recognize the effect of a down round feature only when it is triggered and then as a dividend and a reduction to income available to common stockholders in basic earnings per share. The Company adopted this guidance on January 1, 2019. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.